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Securian Financial Group, Inc.
400 Robert Street North
St. Paul, MN  55101-2098
www.securian.com
651.665.3500

                                                                [SECURIAN LOGO]


April 28, 2008


Securities and Exchange Commission
100 F Street, N. E.                              VIA EDGAR
Washington, D.C.  20549

RE: POST-EFFECTIVE AMENDMENT FILING PURSUANT TO RULE 485(B)
    MINNESOTA LIFE VARIABLE LIFE ACCOUNT
    FILE NUMBERS:  333-96383


Dear Ladies and Gentlemen:


The accompanying post-effective amendment to the Registration Statement on Form N-6 for Minnesota Life Variable Life Account (the "Registrant") is being filed electronically with the Securities and Exchange Commission (the "Commission") pursuant to the Commission's EDGAR System. The amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933 (the "1933 Act"). In that regard, the Registrant requests that this filing be declared effective on May 1, 2008.

The Registrant has certified that its amendment meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485. In addition, and pursuant to paragraph (b)(4) of Rule 485, I hereby represent, as counsel responsible for preparation of the post-effective amendment, that the amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.

Any questions and comments that you may have regarding this filing may be directed to me at (651) 665-4593.

Sincerely,

/s/Timothy E. Wuestenhagen

Timothy E. Wuestenhagen
Senior Policyowner Tax Counsel

TEW:jmk

Securian Financial Group provides financial security for individuals and businesses through its subsidiaries including Minnesota Life Insurance Company, Advantus Capital Management, Securian Financial Services and Securian Trust Company.